UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hillhouse Capital Management, Ltd.

Address:   Walkers Corporate Services Limited
           Walker House, 87 Mary Street
           George Town
           Grand Cayman
           Cayman Islands, KY1-9005


Form 13F File Number: 28-14183


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cuifang (Tracy) Ma
Title:  Managing Director
Phone:  65-6603-0860

Signature,  Place,  and  Date  of  Signing:

/s/ Cuifang Ma                     Singapore                          8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 None
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      264,605
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
51JOB INC                    SP ADR REP COM 316827104    4,170    74,300 SH       SOLE       0           74,300      0    0
AUTONAVI HLDGS LTD           SPONSORED ADR  05330F106      646    43,500 SH       SOLE       0           43,500      0    0
BITAUTO HLDGS LTD            SPONSORED ADS  091727107    4,004   513,350 SH       SOLE       0          513,350      0    0
BONA FILM GROUP LTD          SPONSORED ADS  09777B107    1,850   500,000 SH       SOLE       0          500,000      0    0
CHINA DISTANCE ED HLDGS LTD  SPONS ADR      16944W104      857   266,100 SH       SOLE       0          266,100      0    0
CHINA KANGHUI HLDGS          SPONSORED ADR  16890V100    3,056   130,299 SH       SOLE       0          130,299      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109    4,084   229,428 SH       SOLE       0          229,428      0    0
CHINA MING YANG WIND PWR GRO SPONSORED ADR  16951C108   19,835 3,153,414 SH       SOLE       0        3,153,414      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109   89,191 2,867,870 SH       SOLE       0        2,867,870      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107   48,358 1,271,244 SH       SOLE       0        1,271,244      0    0
JIAYUAN COM INTL LTD         SPONSORED ADR  477374102    5,941   519,790 SH       SOLE       0          519,790      0    0
NETEASE COM INC              SPONSORED ADR  64110W102   66,272 1,469,780 SH       SOLE       0        1,469,780      0    0
SYSWIN INC                   SPONSORED ADR  872058102    5,328 1,800,000 SH       SOLE       0        1,800,000      0    0
TAL ED GROUP                 ADS REPSTG COM 874080104    7,709   710,513 SH       SOLE       0          710,513      0    0
VANCEINFO TECHNOLOGIES INC   ADR            921564100    3,304   142,948 SH       SOLE       0          142,948      0    0